Reinsurance (details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance disclosure
Percentage of residual market business written directly by the Company for mandatory pools and associations and then ceded to the mandatory pool	100.00%
Written premiums, direct	$ 25,567	$ 24,939	$ 24,844
Written premiums, assumed	928	843	788
Written premiums, ceded	(1,537)	(1,661)	(1,728)
Total net written premiums	24,958	24,121	23,904
Earned premiums, direct	25,262	24,740	24,810
Earned premiums, assumed	875	814	743
Earned premiums, ceded	(1,603)	(1,680)	(1,840)
Total net earned premiums	$ 24,534	$ 23,874	$ 23,713
Percentage of assumed earned premiums to net earned premiums	3.60%	3.40%	3.10%
Ceded claims and claim adjustment expenses incurred	$ 762	$ 1,034	$ 953
Gross reinsurance recoverables on paid and unpaid claims and claim adjustment expenses	3,181	3,848
Allowance for uncollectible reinsurance	(116)	(157)
Net reinsurance recoverables	3,065	3,691
Reinsurance recoverables, mandatory pools and associations	2,054	2,015
Reinsurance recoverables, structured settlements	3,168	3,204
Total reinsurance recoverables	8,287	$ 8,910
Terrorism Risk Insurance Program, annual aggregate industry loss minimum in order for a loss to be covered, next fiscal year	140
Terrorism Risk Insurance Program, ultimate annual aggregate industry loss minimum in order for a loss to be covered	$ 200
Terrorism Risk Insurance Program, percentage of subject losses reimbursed by the Federal Government, after insurer deductible, subject to annual cap, next fiscal year	83.00%
Terrorism Risk Insurance Program, remaining life of the program (in years)	4 years
Terrorism Risk Insurance Program, ultimate percentage of subject losses reimbursed by the Federal Government, after insurer deductible, subject to annual cap	80.00%
Terrorism Risk Insurance Program, percentage of insurer's direct earned premiums for covered lines for the preceding calendar year at which the deductible is set	20.00%
Terrorism Risk Insurance Program, Company's estimated deductible for the next fiscal year	$ 2,450
Terrorism Risk Insurance Program, annual cap limiting amount of aggregate subject losses for all participating insurers	$ 100,000